Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,099,290)	$ (2,336,778)	$ (4,654,179)	$ (7,995,474)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	47,532	48,657	96,188	61,897
Share based compensation	362,326	492,359	822,801	1,333,871
Loss on sale of notes receivable and assets	112,500	10,196	10,196	42,421
Loss on settlement of capital lease	0	8,820	8,820	0
Gain related to reimbursement of prior period research and development expense (Note 4)	0	(100,000)	(150,000)	0
Accretion expense			253,313	539,319
Beneficial conversion feature			0	2,324,759
Amortization of deferred financing costs	652,879	29,883	0	60,523
Change in fair value of warrant liability	(61,749)	(172,900)	(349,596)	118,300
Change in fair value of put embedded in note payable	(456,868)	3,134	10,015	0
Net changes in assets and liabilities
Other receivable			0	20,000
Prepaid expenses	87,538	(40,729)	112,877	67,165
Refundable deposit	0	(2,100)	(3,600)	(268,585)
Accounts payable and accrued expenses	507,022	199,350	648,980	44,915
Interest payable	52,000	5,649	53,649	66,064
NET CASH USED IN OPERATING ACTIVITIES	(796,110)	(1,854,459)	(3,140,536)	(3,584,825)
Cash Flows from Investing Activities
Proceeds from sale of notes receivable	12,500	0	100,000	0
Proceeds received from settlement of capital lease	0	2,897	2,897	0
Proceeds from sale of marketable securities			0	1,214,212
Purchase of equipment	0	(149,458)	(151,830)	(65,646)
Net cash (used in) provided by investing activities	12,500	(146,561)	(48,933)	1,148,566
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt	122,790	1,111,408	1,700,000	615,000
Payment of debt issuance costs			(88,592)	0
Proceeds from issuance of common stock and warrants, net	462,565	0	0	711,053
Re-purchase of common stock and warrants	0	(111,563)
Proceeds from issuance of short-term notes			0	65,000
Common stock and warrant cancellation settlement			(111,563)	0
Proceeds from issuance of Series B preferred stock and warrant, net	0	1,945,244	1,945,244	1,062,420
Payment of convertible notes			0	(100,000)
Payment of capital lease obligation	0	(42,407)	(42,407)	(48,962)
Payment of short-term debt	(79,295)	(71,500)	(107,250)	(93,840)
NET CASH PROVIDED BY FINANCING ACTIVITIES	506,060	2,831,182	3,295,432	2,210,671
Net increase (decrease) in cash and cash equivalents	(277,550)	830,162	105,963	(225,588)
Cash and cash equivalents at the beginning of the year	363,783	257,820	257,820	483,408
Cash and cash equivalents at the end of the year	86,233	1,087,982	363,783	257,820
Supplemental Disclosure of Non-Cash Financing Activities
Warrant liability associated with note payable	15,225	150,544	311,057	0
Warrant liability component of Series B Units			0	154,700
Accrued offering costs			$ 0	$ 19,836
Placement agent warrants issued with note payable			16,800	0
Beneficial conversion feature associated with the convertible notes			$ 0	$ 45,746
Warrants issued with convertible notes			0	127,289
Issuance on lease financing for fixed assets			0	318,603
Securities held-for-sale exchanged for common and preferred shares			0	1,000,000
Common stock and warrants issued for conversion of debt			0	3,558,413
Accrued offering costs			0	38,950
Securities exchanged for preferred shares			0	256,633
Financing of insurance premium through notes payable			107,250	93,840
Note receivable received for sale of assets	0	75,000	75,000	0
Warrants issued to placement agents	35,859	175,241	0	46,592
Series B Preferred PIK dividend	146,399	94,793	235,508	0
Series B Preferred Stock accrued dividends	146,894	124,467	267,058	16,767
Issuance of common stock as payment of accounts payable	32,000	0
Financing of insurance premium through notes payable	158,400	107,250
Capital lease settled against deposit	0	227,235	227,235	0
Conversion of short-term notes and accounts payable into Series B units			0	90,000
Deemed dividend related to Series B Preferred Stock BCF adjustment for conversion price adjustment	708,303	0	$ 1,067,491	$ 225,296
Deemed dividend to Series B Preferred stock holders upon exercising Most Favored Nation option	29,311	0
Issuance of warrants in connection with OID Notes amendment	$ 44,095	$ 0